Disclosure of information on segments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information on segments [Line Items]
Assets	$ 4,332,813	$ 4,266,415	$ 4,547,181
Operating segments [member]
Disclosure of information on segments [Line Items]
Assets	15,614,979	15,522,247	17,303,094
Elimination of assets of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Assets	(10,090,873)	(10,016,003)	(8,128,519)
Elimination of equity pick up investments of the subsidiaries and associates of the Parent company [Member]
Disclosure of information on segments [Line Items]
Assets	(1,186,783)	(1,047,758)	(4,486,717)
Elimination of intercompany receivables [Member]
Disclosure of information on segments [Line Items]
Assets	(32,769)	(192,958)	(138,703)
Elimination of intersegment other assets amount [Member]
Disclosure of information on segments [Line Items]
Assets	$ 28,259	$ 887	$ (1,974)